Accounts Receivable, Net	12 Months Ended
Dec. 31, 2022
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	December 31,
	2021	2022
Accounts receivable	$85,637	$110,967
Allowance for doubtful accounts	-	(25,348)
Accounts receivable, net	$85,637	$85,619

The Group recognized bad debt expense of nil, nil and $25,981 for the years ended December 31, 2020, 2021 and 2022. The difference of bad debt expense for the year ended December 31, 2022, and the allowance for doubtful accounts as of December 31, 2022 was due to different exchange rate.

The movement of allowance for doubtful accounts for the years ended December 31, 2020, 2021 and 2022 were as following:

	For the years ended December 31,
	2020	2021	2022
Balance at the beginning of the year	$-	$-	$-
Additions	-	-	25,981
Foreign currency translation	-	-	(633)
Balance at the end of the year	$-	$-	$25,348